Other Income and Expense (Other Expense) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of other operating expense [Line Items]
Other Nonoperating Expense	$ 175	$ 175		$ 0		$ 202
Other Expenses		68		60		53
Other Expense [Member]
Schedule of other operating expense [Line Items]
Gain (Loss) on Disposition of Assets		13		14		7
Sales-type and Direct Financing Leases, Profit (Loss)		5	[1]	13		0	[1]
Gain (Loss) on Sale of Financing Receivable		0	[2]	9	[2]	20
Gain (Loss) Related to Litigation Settlement		8		2		15
Other Nonoperating Expense		27		22		11
Other Expenses		$ 68		$ 60		$ 53

[1]	elated to losses recognized at commencement of sales-type leases at AES Renewable Holdings. See Note 14—Leases for further information.
[2]	Associated with loss on sale of Stabilization Fund receivables at AES Andes. See Note 7—Financing Receivables for further information.